Related Parties - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 19, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Provision for expected losses on accounts receivable or guarantees		R$ 0
Common shares approved as incentive ownership plan	11,128,102	55,760,215
General and administrative expense		R$ 2,018,159	R$ 1,534,481	R$ 1,466,551
Deferred stock plan [member] | Management
Disclosure of transactions between related parties [line items]
Amortization (reversal of amortization) of share based plans recognized as general and administrative		R$ 88	(1,204)	(1,902)
Percentage of Common shares may deliver to participants to company's share capital	1.00%	5.00%
Deferred stock plan [member] | Management | Discontinued operations [member]
Disclosure of transactions between related parties [line items]
Amortization (reversal of amortization) of share based plans recognized as general and administrative				R$ (1,325)
Restricted and Performance Stock [member]
Disclosure of transactions between related parties [line items]
General and administrative expense		R$ 70,770	R$ 38,204
Bottom of range [member] | Deferred stock plan [member]
Disclosure of transactions between related parties [line items]
Period of amortization from grant date		5 years
Bottom of range [member] | Deferred stock plan [member] | Management
Disclosure of transactions between related parties [line items]
Period of transfter of ownership shares		5 years
Top of range [member]
Disclosure of transactions between related parties [line items]
Percentage of Common shares may deliver to participants to company's share capital		1.00%
Top of range [member] | Deferred stock plan [member]
Disclosure of transactions between related parties [line items]
Period of amortization from grant date		7 years
Top of range [member] | Deferred stock plan [member] | Management
Disclosure of transactions between related parties [line items]
Period of transfter of ownership shares		7 years